Segment Information - Revenue by Geographic Region (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Total Revenue	$ 41,479	$ 58,458	$ 87,629	$ 122,940
Asia
Total Revenue	24,027	34,722	52,791	72,754
Europe
Total Revenue	7,450	10,536	14,701	22,502
United States
Total Revenue	$ 10,002	$ 13,200	$ 20,137	$ 27,684